Exploration and Evaluation Assets	6 Months Ended
Jun. 30, 2026
Exploration and Evaluation Assets

7. Exploration and Evaluation Assets

The Company has accumulated the following acquisition, exploration and evaluation costs which are not subject to depletion:

	Note	Avino, Mexico	La Preciosa, Mexico	Total
Balance, December 31, 2024		$15,992	$36,898	$52,890
Drilling and exploration		70	310	380
Assessments and taxes		185	12	197
Transfer to other assets		-	(2,215)	(2,215)
Transfer to mining properties	10	-	(35,005)	(35,005)
Disposition of Ana Maria and El Laberinto claims		(556)	-	(556)
Effect of movements in exchange rates		8	-	8
Balance, December 31, 2025		$15,699	$-	$15,699
Drilling and exploration		-	-	-
Assessments and taxes		107	-	107
Effect of movements in exchange rates		(54)	-	(54)
Balance, June 30, 2026		$15,752	$-	$15,752

A. Avino, Mexico

The Company’s subsidiary Avino Mexico owns 42 mineral claims and leases four mineral claims in the state of Durango, Mexico. The Company’s mineral claims in Mexico are divided into the following two groups:

1. Avino Mine Area Property

The Avino Mine area property is situated around the towns of Panuco de Coronado and San Jose de Avino and surrounding the historic Avino mine site. There are four exploration concessions covering 154.4 hectares, 24 exploitation concessions covering 1,284.7 hectares, and one leased exploitation concession covering 98.83 hectares.

2. Unification La Platosa Properties

The Unification La Platosa properties, consist of three leased concessions in addition to the leased concessions situated within the Avino mine area property near the towns of Panuco de Coronado and San Jose de Avino and surrounding the Avino Mine.

In February 2012, the Company’s wholly-owned Mexican subsidiary entered into a new agreement with Minerales de Avino, S.A. de C.V. (“Minerales”) whereby Minerales has indirectly granted to the Company the exclusive right to explore and mine the La Platosa property known as the “ET zone”. The ET zone includes the Avino Mine, where production at levels intended by management was achieved on July 1, 2015.

Under the agreement, the Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years, with the option to extend the agreement for another 5 years. In consideration of the granting of these rights, the Company issued 135,189 common shares with a fair value of C$250 during the year ended December 31, 2012. The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes.

Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property.

B. La Preciosa, Mexico

La Preciosa is a development stage mineral property located in the state of Durango, Mexico, within the municipalities of Pánuco de Coronado and Canatlán. The Project is hosting one of the largest undeveloped primary silver resources in Mexico, and is located adjacent to Avino’s existing operations at the Avino Property in Durango, Mexico. The property covers an area of approximately 1,134 hectares and is located on the eastern flank of the Sierra Madre Occidental mountain range.

On April 1, 2025, the Company determined that La Preciosa had demonstrated technical feasibility and commercial viability to support the reclassification from the exploration and evaluation asset stage to the development stage and mining properties with plant, equipment and mining properties.

As such, the Company performed an assessment for impairment under IFRS 6 prior to reclassification. Management assessed whether or not the assets were impaired using a quantitative assessment of the recoverable value.

Based on these factors, all of the criteria required by IAS 36.10 have been met, and the Company determined that the recoverable amount exceeds the carrying value, and no impairment was recorded.